Related Party Transactions, Partnership Agreements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Software purchase
Related Party Transaction [Line Items]
Related party transaction	$ 1,187,922	$ 0	$ 0
Service rendered
Related Party Transaction [Line Items]
Related party transaction	391,800	0	0
Goods purchase
Related Party Transaction [Line Items]
Related party transaction	$ 309,473	$ 0	$ 0